Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 29, 2012
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Investment Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARVX
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MARNX

Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund
Summary Section
Investment Objective
The investment objective of the Convergence Core Plus Fund (the "Fund") is to seek long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Convergence Core Plus Fund		Investment Class	Institutional Class
Management Fees		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Dividends on Short Positions		1.08%	1.08%
Remainder of Other Expenses		0.56%	0.56%
Acquired Fund Fees and Expenses		0.05%	0.05%
Total Annual Fund Operating Expenses	[1]	2.94%	2.69%
Less: Fee Waiver/Expense Reimbursements		(0.06%)	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	[2]	2.88%	2.63%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because acquired fund fees and expenses are not included in the ratio.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Convergence Investment Partners, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% for the Investment Class and 1.50% for the Institutional Class of the Fund's average net assets through March 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on Fund expenses.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 30, 2013.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Convergence Core Plus Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investment Class	291	902	1,541	3,256
Institutional Class	266	828	1,418	3,016

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund's performance. During the most recent fiscal year ended November 30, 2011, the
Fund's portfolio turnover rate was 412.51% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the
Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%. The
Fund generally will hold long positions equal in value to approximately 130% of its net assets and short positions equal in value to approximately 30% of its assets, but may vary from these targets, depending on the relative performance of the Adviser's securities selections and the availability of attractive investment opportunities. Accordingly, under normal market conditions, the
Fund's long positions may range from 120% to 140% and its short positions may range from 20% to 40%.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies' stocks. Using a proprietary model, the Adviser first employs a quantitative method of analysis based on four broad categories: growth; valuation; behavioral; and risk. The
Adviser seeks to maximize return while minimizing the risk assumed by the Fund by utilizing a dynamic weighting scheme to calculate a security's risk-adjusted return as compared to other securities, and balancing the effect a purchase or sale of a security against diversification and risk management constraints of the Fund's portfolio. The Adviser makes decisions to buy and sell securities according to this model.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

  ·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

  ·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

  ·  Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

  ·  Foreign Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of
     U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
     and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging market and in less developed countries.

  ·  Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  ·  Mid-Capitalization Company Risk. The risk that the mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

  ·  Short Sales Risk. The risks of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more for the security than it has received from the purchaser in the short sale.
Performance
The bar chart and the Average Annual Total Returns table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.convergencefunds.com or by calling the Fund toll-free at 877-677-9414.
Institutional Class Shares Calendar Year Returns as of December 31	[1]

During the period shown in the bar chart, the best performance for a quarter was
14.79% (for the quarter ended December 31, 2010). The worst performance was
-17.20% (for the quarter ended September 30, 2011).
Average Annual Total Returns
Average Annual Total Returns Convergence Core Plus Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Shares Return Before Taxes	3.83%	11.94%	Dec 29, 2009
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	3.79%	10.96%	Dec 29, 2009
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	2.55%	9.76%	Dec 29, 2009
Russell 3000 ® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.03%	8.11%	Dec 29, 2009

After tax returns are shown for Institutional Class shares only and would vary for Investment Class shares. Investment Class shares had not commenced operations as of the date of this Prospectus. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[1]	The return information shown in the bar chart is for Institutional Class shares. The Investment Class shares had not commenced operations as of the date of this Prospectus. The Investment Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the return would differ only to the extent that the classes do not have the same expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar 29, 2012
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the Convergence Core Plus Fund (the "Fund") is to seek long-term capital growth.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example affect the Fund's performance. During the most recent fiscal year ended November 30, 2011, the
Fund's portfolio turnover rate was 412.51% of the average value of its
		portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	412.51%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because acquired fund fees and expenses are not included in the ratio.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in
		the table above is reflected only through March 30, 2013.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies. The Fund focuses primarily on companies with medium and large market capitalizations, although the Fund may establish long and short positions in companies of any market capitalization. The Fund will hold long (purchase) securities that the
Adviser believes will outperform the market, and will sell short securities expected to underperform the market.

The Fund intends to maintain a net long exposure (the market value of long positions minus the market value of short positions) of approximately 100%. The
Fund generally will hold long positions equal in value to approximately 130% of its net assets and short positions equal in value to approximately 30% of its assets, but may vary from these targets, depending on the relative performance of the Adviser's securities selections and the availability of attractive investment opportunities. Accordingly, under normal market conditions, the
Fund's long positions may range from 120% to 140% and its short positions may range from 20% to 40%.

In making investment decisions for the Fund, the Adviser utilizes a bottom-up approach that focuses on the individual strengths of the underlying companies and the relative and absolute attractiveness of the companies' stocks. Using a proprietary model, the Adviser first employs a quantitative method of analysis based on four broad categories: growth; valuation; behavioral; and risk. The
Adviser seeks to maximize return while minimizing the risk assumed by the Fund by utilizing a dynamic weighting scheme to calculate a security's risk-adjusted return as compared to other securities, and balancing the effect a purchase or sale of a security against diversification and risk management constraints of the Fund's portfolio. The Adviser makes decisions to buy and sell securities
		according to this model.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the
Fund. The principal risks of investing in the Fund are:

  ·  Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

  ·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

  ·  Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

  ·  Foreign Securities Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of
     U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S.
     and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging market and in less developed countries.

  ·  Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  ·  Mid-Capitalization Company Risk. The risk that the mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

  ·  Short Sales Risk. The risks of loss if the value of a security sold short increases prior to the scheduled delivery date, since the Fund must pay more
		for the security than it has received from the purchaser in the short sale.
Risk, Lose Money	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.convergencefunds.com or by
		calling the Fund toll-free at 877-677-9414.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table provide some indication of the risks of investing in the Fund by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-677-9414
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.convergencefunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Institutional Class Shares Calendar Year Returns as of December 31	[1]
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best performance for a quarter was
14.79% (for the quarter ended December 31, 2010). The worst performance was
		-17.20% (for the quarter ended September 30, 2011).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for Institutional Class shares only and would vary for Investment Class shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	After tax returns are shown for Institutional Class shares only and would vary for Investment Class shares. Investment Class shares had not commenced operations as of the date of this Prospectus. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement
		accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Russell 3000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2009
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Investment Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividends on Short Positions	rr_Component1OtherExpensesOverAssets	1.08%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%	[2]
Less: Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.88%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,541
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,256
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on Short Positions	rr_Component1OtherExpensesOverAssets	1.08%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.69%	[2]
Less: Fee Waiver/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.63%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-03-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	828
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,418
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,016
Annual Return 2010	rr_AnnualReturn2010	22.73%
Annual Return 2011	rr_AnnualReturn2011	3.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.20%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2009
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2009
Convergence Core Plus Fund (Prospectus Summary) | Convergence Core Plus Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2009

[1]	The return information shown in the bar chart is for Institutional Class shares. The Investment Class shares had not commenced operations as of the date of this Prospectus. The Investment Class shares would have substantially similar returns because the shares are invested in the same portfolio of securities and the return would differ only to the extent that the classes do not have the same expenses.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this Prospectus because acquired fund fees and expenses are not included in the ratio.
[3]	Pursuant to an operating expense limitation agreement between the Fund's investment adviser, Convergence Investment Partners, LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% for the Investment Class and 1.50% for the Institutional Class of the Fund's average net assets through March 30, 2013. The operating expense limitation agreement can only be terminated by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on Fund expenses.